SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value
Investment Companies—99.4%[1]
Foreign Equity Funds—99.4%
Invesco Oppenheimer Developing Markets Fund	27,621,537	$1,155,408,876
Invesco Oppenheimer International Equity Fund	58,394,710	1,162,054,728
Invesco Oppenheimer International Growth Fund	29,067,010	1,157,448,330
Invesco Oppenheimer International Small-Mid Company Fund	24,751,463	1,150,448,021
Total Investments, at Value (Cost $3,804,747,558)	99.4%	4,625,359,955
Net Other Assets (Liabilities)	0.6	28,258,307
Net Assets	100.0%	$4,653,618,262

Footnotes to Schedule of Investments
1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

				Shares
	Shares	Gross	Gross	September 30,
	April 30, 2019	Additions	Reductions	2019
Investment Companies
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	29,018,227	349,191	1,745,881	27,621,537
Invesco Oppenheimer International
Equity Fund	58,985,688	1,644,339	2,235,317	58,394,710
Invesco Oppenheimer International
Growth Fund	30,909,715	370,560	2,213,265	29,067,010
Invesco Oppenheimer International
Small-Mid Company Fund	25,825,049	312,250	1,385,836	24,751,463

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Companies
Foreign Equity Funds
Invesco Oppenheimer Developing
Markets Fund	$1,155,408,876	$—	$(2,203,053)	$(47,571,750)
Invesco Oppenheimer International
Equity Fund	1,162,054,728	—	(5,513,952)	(28,822,343)
Invesco Oppenheimer International
Growth Fund	1,157,448,330	—	(9,084,574)	(17,815,791)
Invesco Oppenheimer International
Small-Mid Company Fund	1,150,448,021	—	(3,978,926)	(35,066,032)
Total	$4,625,359,955	$—	$(20,780,505)	$(129,275,916)

1 INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 - Additional Valuation Information

As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

2 INVESCO OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND